UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                ------------------

Check here if Amendment []; Amendment Number:
                                             -----

This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GSCP (NJ), L.P.
Address: 500 Campus Dr., Suite 220
         Florham Park, NJ 07932

Form 13F File Number: 28- 10125
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard T. Allorto, Jr.
Title:  Manager of Financial Reporting
Phone:  973-593-5413

Signature, Place, and Date of Signing:


/s/ Richard T. Allorto        Florham Park, NJ             2/11/04
     [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number                       Name

28-__________________                  _______________________________
[Repeat as necessary.]


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -----------

Form 13F Information Table Entry Total:   7
                                        -----------

Form 13F Information Table Value Total:   $925,936
                                        -----------
                                         (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number      Name

____         28-_________________     __________________________________

[Repeat as necessary.]


                           FORM 13F INFORMATION TABLE

   COLUMN 1              COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5           COLUMN 6     COLUMN 7      COLUMN 8
--------------        --------------    --------  ---------     ------------------   ----------   ---------   ------------------
                                                   VALUE       SHRS OR   SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)     PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE  SHARED  NONE
--------------        --------------     -----    --------     -------   ---  ----   ----------   --------    ----  ------  ----
Moore Wallace, Inc.      Com            615857109  274,888    14,676,368 SH            Sole         None             Sole

Washington Group
 International, Inc.     Com            938862208   18,653       549,115 SH            Sole         None             Sole

DT Industries, Inc.      Com           23333J108       248       174,291 SH            Sole         None             Sole

Endo Pharmaceutical
 Holdings, Inc.          Com            29264F205  227,336    11,742,582 SH            Sole         None             Sole

Regal Entertainment
 Group                   CL A           758766109  239,565    11,674,685 SH            Sole         None             Sole

Alderwoods Group, Inc.   Com            014383103   11,733     1,245,552 SH            Sole         None             Sole



Allied Waste
 Industries Inc.         Com            019589308  153,513    11,059,999 SH            Sole         None             Sole
__________________________________________________________________________________________________________________________________

[Repeat as necessary]